Shareholder Report, Average Annual Return (Details)	12 Months Ended	28 Months Ended	31 Months Ended	53 Months Ended	60 Months Ended	84 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
A Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	6.22%		(1.77%)
Without Sales Load [Member] | A Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	8.76%		(0.89%)
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional (without sales charge)
Average Annual Return, Percent	7.94%				(1.08%)	1.74%
Without Sales Load [Member] | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (without sales charge)
Average Annual Return, Percent	7.66%			1.69%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional (without sales charge)
Average Annual Return, Percent	4.82%	3.49%
Without Sales Load [Member] | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (without sales charge)
Average Annual Return, Percent	4.57%	3.14%
Bloomberg Municipal Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Total Return Index
Average Annual Return, Percent	6.09%		0.86%
Bloomberg High Yield Muni Bond [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Muni Bond
Average Annual Return, Percent	12.38%		1.85%
Bloomberg Municipal Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Total Return Index
Average Annual Return, Percent	6.09%				1.02%	2.03%
Bloomberg High Yield Muni Bond [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Muni Bond
Average Annual Return, Percent	12.38%				2.85%	4.34%
Bloomberg Municipal Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Total Return Index
Average Annual Return, Percent	6.09%			2.99%
Bloomberg High Yield Muni Bond [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Muni Bond
Average Annual Return, Percent	12.38%			6.99%
Bloomberg Municipal Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Total Return Index
Average Annual Return, Percent	6.09%	3.30%
Bloomberg 3 Year Municipal Bond Index (2-4) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3 Year Municipal Bond Index (2-4)
Average Annual Return, Percent	4.57%	2.77%
Bloomberg Municipal Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Total Return Index
Average Annual Return, Percent	6.09%	3.30%
Bloomberg 3 Year Municipal Bond Index (2-4) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3 Year Municipal Bond Index (2-4)
Average Annual Return, Percent	4.57%	2.77%